GOODWILL AND OTHER INTANGIBLES RESULTING FROM BUSINESS ACQUISITIONS - Future Amortization Expense (Details) $ in Millions	Dec. 30, 2017 USD ($)
Future amortization expense for finite-lived intangible assets
2018	$ 14.7
2019	13.9
2020	12.0
2021	11.8
2022	$ 10.8